Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Effective tax rate	0.00%	0.40%	0.00%
Statutory income tax rate	21.00%	21.00%	21.00%
Valuation allowance		$ (14,220)	$ (14,834)
U.S. Federal
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration		11,553
State
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration		$ 5,855
LGM Enterprises, LLC
Valuation Allowance [Line Items]
Company Ownership	25.00%	23.00%	22.00%